ALPS ETF TRUST

Alerian MLP ETF

SUPPLEMENT DATED JUNE 30, 2014 TO THE PROSPECTUS FOR ALERIAN MLP ETF DATED MARCH 31, 2014.

Effective June 9, 2014, the following information is added as the last paragraph in the section “Investment Adviser” under the heading “INVESTMENT ADVISORY SERVICES” in the Fund’s prospectus:

With respect to the Alerian MLP ETF, the unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 85 basis points (0.85%) for average net assets up to and including $10 billion, (ii) 80 basis points (0.80%) for average net assets greater than $10 billion up to and including $15 billion, (iii) 75.5 basis points (0.755%) for average net assets greater than $15 billion up to and including $20 billion, and (iv) 71.5 basis points (0.715%) for average net assets greater than $20 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS ETF TRUST

Alerian MLP ETF

SUPPLEMENT DATED JUNE 30, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION FOR ALERIAN MLP ETF DATED MARCH 31, 2014.

Effective June 9, 2014, the following table is added under the table describing the Fund’s unitary advisory fee in the section “Investment Advisory Agreement” under the heading “MANAGEMENT” in the Fund’s Statement of Additional Information:

With respect to the Alerian MLP ETF, the unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 85 basis points (0.85%) for average net assets up to and including $10 billion, (ii) 80 basis points (0.80%) for average net assets greater than $10 billion up to and including $15 billion, (iii) 75.5 basis points (0.755%) for average net assets greater than $15 billion up to and including $20 billion, and (iv) 71.5 basis points (0.715%) for average net assets greater than $20 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE